Derivatives (Concentration Risk) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Concentration Risk	$ 1,394	$ 1,290
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	81.00%	78.00%
Concentration Risk	$ 1,141	$ 1,014
Accounts Receivable [Member] | A- Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	4.00%
Concentration Risk	$ 55	$ 52
Accounts Receivable [Member] | BBB- to BBB+ Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	5.00%
Concentration Risk	$ 61	$ 60
Accounts Receivable [Member] | Not Rated [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	4.00%
Concentration Risk	$ 96	$ 57
Accounts Receivable, Residential [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	24.00%
Concentration Risk	$ 326	$ 315
Accounts Receivable, Commercial [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	13.00%
Concentration Risk	$ 161	$ 170
Accounts Receivable, Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%	3.00%
Concentration Risk	$ 46	$ 38
Accounts Receivable, Other [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	5.00%
Concentration Risk	$ 96	$ 69
Regulated utilities [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	44.00%	45.00%
Concentration Risk	$ 629	$ 592
Trading group [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	13.00%
Concentration Risk	$ 212	$ 169
Other Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%	20.00%
Concentration Risk	$ 300	$ 253
Derivative [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	22.00%
Concentration Risk	$ 253	$ 276
Derivative [Member] | A- Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	20.00%
Concentration Risk	$ 207	$ 252
Derivative [Member] | BBB- to BBB+ Rating [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	0.00%
Concentration Risk	$ 10	$ 1
Derivative [Member] | Not Rated [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%	2.00%
Concentration Risk	$ 36	$ 23